UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 108.8%
Corporate — 4.2%
California Pollution Control Financing
Authority, RB, Waste Management Inc.
Project, Series C, AMT, 6.75%,
12/01/27	$ 3,300	$ 3,381,213
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	975	1,074,801
University of California, RB, Limited
Project, Series B (AGM), 5.00%,
5/15/33	8,485	8,611,851
		13,067,865
County/City/Special District/School District — 38.4%
Arcata Joint Powers Financing Authority,
California, Tax Allocation Bonds,
Refunding, Community Development
Project Loan, Series A (AMBAC),
6.00%, 8/01/23	2,520	2,521,184
California State Department of Water
Resources, Refunding RB, Water
System, Series AF, 5.00%, 12/01/29	2,500	2,687,600
City of Los Angeles California, COP,
Senior, Sonnenblick Del Rio West Los
Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,032,480
City of Los Angeles California, Refunding
RB, Series A, 5.00%, 6/01/39	9,870	10,226,899
El Monte Union High School District,
California, GO, Election of 2002,
Series C (AGM), 5.25%, 6/01/32	10,120	10,449,204
Fontana Unified School District,
California, GO, Series A (AGM), 5.25%,
8/01/28	7,000	7,414,680
Los Angeles Municipal Improvement
Corp., RB, Real Property, Series E:
5.75%, 9/01/34	500	531,500
6.00%, 9/01/34	1,860	2,029,148
Marin Community College District, GO,
Election of 2004, Series A (NPFGC),
5.00%, 8/01/28	5,885	6,068,082
Modesto Irrigation District, COP,
Series B, 5.50%, 7/01/35	3,300	3,484,041
Morgan Hill Unified School District,
California, GO, CAB (FGIC), 5.07%,
8/01/26 (a)(b)	7,570	3,785,379
Murrieta Valley Unified School District,
Public Financing Authority, Special Tax
Bonds, Refunding, Series A (AGC),
5.13%, 9/01/26	6,675	7,022,567

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (continued)
Oak Grove School District, California,
GO, Election of 2008, Series A,
5.50%, 8/01/33	$ 4,000	$ 4,274,720
Orange County Sanitation District, COP
(NPFGC), 5.00%, 2/01/33	5,250	5,337,780
Pico Rivera Public Financing Authority,
RB:
5.50%, 9/01/31	1,500	1,536,180
5.75%, 9/01/39	4,365	4,507,823
Pittsburg Redevelopment Agency, Tax
Allocation Bonds, Refunding,
Subordinate, Los Medanos
Community Project, Series A, 6.50%,
9/01/28	2,500	2,761,850
San Diego Regional Building Authority,
California, RB, County Operations
Center & Annex, Series A:
5.38%, 2/01/28	150	160,857
5.38%, 2/01/36	3,200	3,381,536
San Francisco Bay Area Transit
Financing Authority, Refunding RB,
Series A (NPFGC), 5.00%, 7/01/34	5,435	5,531,145
San Jose Evergreen Community College
District, California, GO, Refunding,
CAB, Election of 2004, Series A
(NPFGC), 5.12%, 9/01/23 (a)	10,005	5,118,558
San Juan Unified School District,
California, GO, Election of 2002
(NPFGC), 5.00%, 8/01/28	5,000	5,088,150
Santa Ana Unified School District, GO,
Election of 2008, Series A, 5.13%,
8/01/33	5,000	5,167,800
Santa Cruz County Redevelopment
Agency, California, Tax Allocation
Bonds, Live Oak/Soquel Community
Improvement, Series A:
6.63%, 9/01/29	1,000	1,085,760
7.00%, 9/01/36	500	554,530
Twin Rivers Unified School District, GO,
Election of 2006 (AGM), 5.00%,
8/01/29	9,390	9,580,148
Vacaville Unified School District,
California, GO, Election of 2001
(NPFGC), 5.00%, 8/01/30	4,745	4,770,765
Ventura Unified School District,
California, GO, Election of 1997,
Series H (AGM), 5.13%, 8/01/34	1,000	1,017,680

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

APRIL 30, 2010

1

Schedule of Investments (continued)

BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (concluded)
Westminster Redevelopment Agency,
California, Tax Allocation Bonds,
Subordinate, Commercial
Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	$ 1,250	$ 1,424,588
		119,552,634
Education — 7.7%
California Educational Facilities
Authority, RB, Pitzer College, 6.00%,
4/01/40	2,500	2,667,325
California State Enterprise Development
Authority, Refunding RB, The Thacher
School Project, 5.13%, 9/01/39	6,965	7,054,779
California State University, RB,
Systemwide, Series A, 5.50%,
11/01/39	2,725	2,873,294
University of California, RB:
Limited Project, Series D (NPFGC),
5.00%, 5/15/32	2,500	2,559,525
Series L, 5.00%, 5/15/36	8,500	8,785,005
		23,939,928
Health — 15.2%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare, 6.38%, 8/01/34	1,750	1,843,730
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/39	10,000	10,719,900
Catholic Healthcare West, Series E,
5.63%, 7/01/25	6,000	6,399,960
Scripps Health, Series A, 5.00%,
11/15/36	9,605	9,521,148
St. Joseph Health System, Series A,
5.50%, 7/01/29	2,100	2,181,018
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A:
6.00%, 10/01/23	3,270	3,411,755
5.50%, 10/01/33	3,015	3,060,255
California Statewide Communities
Development Authority, Refunding RB:
Catholic Healthcare West, Series D,
5.50%, 7/01/31	5,055	5,193,103
Senior Living, Southern California,
6.25%, 11/15/19	500	539,515
Senior Living, Southern California,
6.63%, 11/15/24	650	690,807
Senior Living, Southern California,
7.00%, 11/15/29	500	537,035
Senior Living, Southern California,
7.25%, 11/15/41	1,750	1,897,840

	Par
Municipal Bonds	(000)	Value
California (continued)
Health (concluded)
City of Torrance California, Refunding
RB, Torrance Memorial Medical
Center, Series A, 6.00%, 6/01/22	$ 1,310	$ 1,350,492
		47,346,558
Housing — 1.2%
California Rural Home Mortgage Finance
Authority, RB, AMT:
Mortgage-Backed Securities
Program, Series B (GNMA), 6.15%,
6/01/20	25	25,258
Sub-Series FH-1, 5.50%, 8/01/47	415	232,392
Santa Clara County Housing Authority,
California, RB, John Burns Gardens
Apartments Project, Series A, AMT,
6.00%, 8/01/41	3,500	3,516,310
		3,773,960
State — 8.2%
California State Public Works Board, RB:
Department of Developmental
Services, Porterville, Series C,
6.25%, 4/01/34	1,100	1,164,636
Department of Education, Riverside
Campus Project, Series B, 6.50%,
4/01/34	10,000	10,770,000
Trustees of the California State
University, Series D, 6.00%,
4/01/27	215	223,561
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	1,850	1,981,998
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,503,550
6.50%, 4/01/33	5,000	5,668,850
		25,312,595
Transportation — 6.3%
County of Orange California, RB,
Series B, 5.75%, 7/01/34	3,000	3,258,990
County of Sacramento, California, RB,
Senior, Series B, 5.75%, 7/01/39	900	967,851
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	4,880	4,972,525
San Francisco City & County Airports
Commission, RB, Series E, 6.00%,
5/01/39	4,835	5,303,221
San Francisco Port Commission,
California, RB, Series A, 5.13%,
3/01/40	5,000	5,005,400
		19,507,987

2 BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Utilities — 27.6%
California Infrastructure & Economic
Development Bank, RB, California
Independent System Operator,
Series A, 6.25%, 2/01/39	$ 2,170	$ 2,293,603
California Statewide Communities
Development Authority, RB, Pooled
Financing Program, Series C, City of
West Sacramento (AGM), 5.25%,
10/01/28	2,380	2,422,316
City of Chula Vista, California, Refunding
RB, San Diego Gas & Electric,
Series D, 5.88%, 1/01/34	2,500	2,755,900
Eastern Municipal Water District,
California, COP, Series H, 5.00%,
7/01/35	7,775	7,994,955
Los Angeles Department of Water &
Power, RB:
Power System, Sub-Series A-1
(AMBAC), 5.00%, 7/01/37	15,100	15,510,720
System, Sub-Series A-2 (AGM),
5.00%, 7/01/35	7,250	7,439,007
Metropolitan Water District of Southern
California, RB:
Series A, 5.00%, 7/01/32	1,390	1,455,525
Series A (AGM), 5.00%, 7/01/30	1,000	1,036,770
Series C, 5.00%, 7/01/35	7,145	7,417,010
Metropolitan Water District of Southern
California, Refunding RB:
Series B, 5.00%, 7/01/35	2,675	2,776,837
Series C, 5.00%, 7/01/31	1,750	1,869,280
Oxnard Financing Authority, RB,
Redwood Trunk Sewer & Headworks,
Series A (NPFGC), 5.25%, 6/01/34	4,160	4,190,160
Sacramento Municipal Utility District,
RB, Cosumnes Project (NPFGC),
5.13%, 7/01/29	18,500	18,620,250
Sacramento Regional County Sanitation
District, Refunding RB, County
Sanitation District 1 (NPFGC), 5.00%,
8/01/35	5,675	5,776,810
San Diego Public Facilities Financing
Authority, Refunding RB, Senior
Series A, 5.38%, 5/15/34	1,910	2,041,771
San Francisco City & County Public
Utilities Commission, Refunding RB,
Series A, 5.13%, 11/01/39	2,295	2,403,117
		86,004,031
Total Municipal Bonds in California		338,505,558

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 3.2%
County/City/Special District/School District — 1.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	$ 5,000	$ 5,648,550
State — 1.4%
Commonwealth of Puerto Rico, GO,
Refunding, Public improvement,
Series B, 6.50%, 7/01/37	4,000	4,405,720
Total Municipal Bonds in Puerto Rico		10,054,270
Total Municipal Bonds – 112.0% 348,559,828
Municipal Bonds Transferred to Tender
Option Bond Trusts (c)
California — 41.3%
Corporate — 5.8%
San Francisco Bay Area Rapid Transit
District, Refunding RB, Series A
(NPFGC), 5.00%, 7/01/30	6,000	6,167,280
University of California, RB, Series L,
5.00%, 5/15/40	11,597	11,894,135
		18,061,415
County/City/Special District/School District — 14.3%
Contra Costa Community College
District, California, GO, Election of
2002 (AGM), 5.00%, 8/01/30	10,215	10,421,750
Fremont Unified School District,
Alameda County, California, GO,
Election of 2002, Series B (AGM),
5.00%, 8/01/30	4,003	4,101,120
Los Angeles Community College District,
California, GO, Election of 2008,
Series A, 6.00%, 8/01/33	3,828	4,292,727
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	7,732	8,119,958
Santa Clara County Financing Authority,
Refunding LRB, Series L, 5.25%,
5/15/36	10,001	10,461,382
Sonoma County Junior College District,
GO, Refunding, Election of 2002,
Series B (AGM), 5.00%, 8/01/28	6,875	7,098,479
		44,495,416
Education — 11.3%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18	13,845	14,846,270
California State University, RB,
Systemwide, Series A (AGM), 5.00%,
11/01/39	4,840	4,894,063

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

APRIL 30, 2010

3

Schedule of Investments (concluded)

BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
California (concluded)
Education (concluded)
Los Angeles Community College District,
California, GO, Election of 2003,
Series E (AGM), 5.00%, 8/01/31	$ 10,002	$ 10,237,933
Peralta Community College District, GO,
Election of 2000, Series D (AGM),
5.00%, 8/01/30	1,995	2,043,878
University of California, RB, Series O,
5.75%, 5/15/34	2,805	3,149,426
		35,171,570
Utilities — 9.9%
Eastern Municipal Water District, COP,
Series H, 5.00%, 7/01/33	4,748	4,882,312
Metropolitan Water District of Southern
California, RB, Series A, 5.00%,
7/01/37	20,000	20,892,400
San Diego County Water Authority, COP,
Series A (AGM), 5.00%, 5/01/31	5,010	5,123,326
		30,898,038
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 41.3%		128,626,439
Total Long-Term Investments
(Cost – $465,274,902) – 153.3% 477,186,267
Short-Term Securities	Shares
CMA California Municipal Money Fund,
0.04% (d)(e)	5,045,201	5,045,201
Total Short-Term Securities
(Cost – $5,045,201) – 1.6%		5,045,201
Total Investments
(Cost – $470,320,103*) – 154.9%		482,231,468
Other Assets Less Liabilities –1.7%		5,225,806
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (22.5)%		(70,188,507)
Preferred Shares, at Redemption Value – (34.1)%		(105,968,869)
Net Assets Applicable to Common Shares – 100.0%		$ 311,299,898

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 400,564,093
Gross unrealized appreciation	$ 13,759,589
Gross unrealized depreciation	(2,228,222)
Net unrealized appreciation	$ 11,531,367

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Security is collateralized by Municipal or US Treasury obligations.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at April 30,
Affiliate	2009	Activity	2010	Income
CMA California
Municipal
Money Fund	7,607,697	(2,562,496)	5,045,201	$1,733

(e) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $477,186,267		—	$ 477,186,267
Short-Term
Securities	$ 5,045,201	—	—	5,045,201
Total	$ 5,045,201 $477,186,267		—	$ 482,231,468

1 See above Schedule of Investments for values in each sector.

4 BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

APRIL 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield California Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 28, 2010